Events occurring after the reporting period (Details) - GBP (£)					3 Months Ended	12 Months Ended
	Sep. 11, 2025	Aug. 11, 2025	Jul. 30, 2025	Jul. 07, 2025	Sep. 18, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jul. 10, 2025
Events occurring after the reporting period
Net book value of disposals of intangible assets						£ 21,082,000	£ 10,040,000
Additions or extensions of intangible assets						346,348,000	225,345,000
Drawdown						230,000,000	160,000,000	£ 100,000,000
Borrowings						636,974,000	546,621,000
Revolving facilities
Events occurring after the reporting period
Borrowings						160,000,000	30,000,000
Available facility						300,000,000
Registrations
Events occurring after the reporting period
Net book value of disposals of intangible assets						21,082,000	10,040,000
Additions or extensions of intangible assets						£ 342,960,000	£ 220,728,000
Disposal of playing registrations | Registrations
Events occurring after the reporting period
Proceeds from disposal of registrations, net of associated costs					£ 55,410,000
Net book value of disposals of intangible assets					31,667,000
Solidarity contributions, training compensation, sell-on fees and contingent consideration receivable					20,271,000
Acquisition or extension of registrations | Registrations
Events occurring after the reporting period
Additions or extensions of intangible assets					£ 167,803,000
Due term of payments					4 years
Sell-on fees and contingent consideration payable					£ 75,000
Revolving facilities drawdowns | Revolving facilities
Events occurring after the reporting period
Drawdown	£ 25,000,000	£ 20,000,000	£ 30,000,000
Borrowings	265,000,000	240,000,000	220,000,000	£ 190,000,000
Available facility	£ 350,000,000	£ 350,000,000	£ 350,000,000	300,000,000
Revolving facilities drawdowns | Revolving facility with Santander
Events occurring after the reporting period
Drawdown				£ 30,000,000
Revolving facilities upsize and extension | Revolving facilities
Events occurring after the reporting period
Available facility									£ 350,000,000